UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA  15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        May 14, 2010

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         57

Form 13F Information Table Value Total:         $672,073,840

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

3M Company                   Com    88579Y101     3,426,119     40,997  Sole                 0    40,997
Altisource Portfolio  Soluti Com    L0175J104    12,733,482    568,459  Sole           210,000   358,459
American Eagle Outfitters    Com    02553E106     4,601,868    248,481  Sole                 0   248,481
American Express Company     Com    025816109    10,233,924    248,035  Sole                 0   248,035
AOL Inc.                     Com    00184X105     6,685,574    264,461  Sole           158,000   106,461
Bank of New York Mellon Corp Com    064058100    26,428,400    855,842  Sole           634,800   221,042
Barrick Gold Corp.           Com    067901108    24,759,205    645,780  Sole           443,000   202,780
Broadridge Financial Solutio Com    11133T103     9,585,509    448,340  Sole           189,400   258,940
Capital One Financial        Com    14040H105     3,876,804     93,620  Sole                 0    93,620
Cisco Systems                Com    17275R102    19,779,052    759,856  Sole           300,000   459,856
Clearwire Corp.              Com    18538Q105    20,373,844  2,845,509  Sole         2,231,800   613,709
Clearwire: Subscription Righ Com    18538Q139       637,898  3,448,099  Sole         2,834,100   613,999
Cogent Communications Group  Com    19239V302     9,316,950    895,000  Sole           895,000         0
Corning Inc.                 Com    219350105    32,122,480  1,589,435  Sole         1,207,900   381,535
DDI Corp.                    Com    233162502     5,008,311    883,300  Sole           883,300         0
DirecTV Class A              Com    25490A101    10,619,552    314,095  Sole                 0   314,095
Dish Network Corp.           Com    25470M109    29,357,845  1,410,079  Sole           992,200   417,879
Domtar Inc.                  Com    257559203    21,083,455    327,332  Sole           190,600   136,732
Dragonwave Inc.              Com    26144M103     2,339,899    252,962  Sole           252,962         0
Dress Barn Inc.              Com    261570105     7,406,615    283,317  Sole                 0   283,317
Ebay Inc.                    Com    278642103    40,126,239  1,487,948  Sole           781,800   706,148
EMC Corp.                    Com    268648102       690,120     38,255  Sole                 0    38,255
Fairchild Semiconductor      Com    303726103    22,126,121  2,077,570  Sole         1,517,000   560,570
FiberTower Corp.             Com    31567R209       241,298     55,132  Sole                 0    55,132
First Marblehead Corp.       Com    320771108       523,342    184,275  Sole                 0   184,275
H & R Block Inc.             Com    093671105     6,328,434    355,530  Sole                 0   355,530
HSN Inc.                     Com    404303109     6,500,764    220,814  Sole            19,572   201,242
JP Morgan Chase & Co.        Com    46625H100    33,537,977    749,452  Sole           447,700   301,752
Knoll Inc                    Com    498904200     9,320,423    828,482  Sole           381,200   447,282
Knology Inc.                 Com    499183804    14,738,774  1,096,635  Sole           430,900   665,735
Liberty Media Corp. Liberty  Com    53071M708     1,819,746     33,286  Sole                 0    33,286
Merck & Co.                  Com    58933Y105     6,506,332    174,199  Sole                 0   174,199
Methode Electronics Inc.     Com    591520200     1,992,583    201,271  Sole                 0   201,271
Microsoft Corp.              Com    594918104     6,754,723    230,635  Sole                 0   230,635
Municipal Mtg & Eqty         Com    62624B101        58,004    288,575  Sole                 0   288,575
NCR Corp.                    Com    62886E108    25,031,213  1,813,856  Sole         1,057,600   756,256
Newell Rubbermaid Inc.       Com    651229106     9,596,900    631,375  Sole           258,200   373,175
Nighthawk Radiology Inc.     Com    65411N105     6,590,105  2,072,360  Sole         1,516,200   556,160
Nokia Corp.                  Com    654902204     5,164,641    332,345  Sole                 0   332,345
Performance Technologies Inc Com    71376K102     4,447,421  1,594,115  Sole         1,594,115         0
PNC Financial Services Group Com    693475105    32,367,729    542,173  Sole           359,600   182,573
Precision Castparts Corp.    Com    740189105     4,197,776     33,129  Sole                 0    33,129
RCN Corp.                    Com    749361200    23,857,465  1,582,060  Sole         1,231,255   350,805
Spectrum Control             Com    847615101     1,133,579     96,970  Sole                 0    96,970
Sprint Nextel                Com    852061100    26,024,682  6,848,600  Sole         4,929,600 1,919,000
Time Warner Cable Inc.       Com    88732J207     4,207,385     78,923  Sole                 0    78,923
Time Warner Inc.             Com    887317303    18,308,085    585,484  Sole           261,900   323,584
Tollgrade Communications     Com    889542106       290,711     46,218  Sole                 0    46,218
Tyco International Ltd.      Com    H89128104     3,498,536     91,465  Sole                 0    91,465
US Bancorp                   Com    902973304    27,433,653  1,060,033  Sole           614,700   445,333
Wal-Mart Stores              Com    931142103    16,319,966    293,525  Sole           190,200   103,325
Walt Disney Co.              Com    254687106     5,218,521    149,485  Sole                 0   149,485
Wells Fargo & Co             Com    949746101    15,987,901    513,750  Sole           506,700     7,050
Wells Fargo 7.5% Pfd L       Com    949746804     8,113,950      8,322  Sole                 0     8,322
West Marine Inc.             Com    954235107     2,805,799    258,599  Sole           258,599         0
Winn-Dixie Stores            Com    974280307    10,337,099    827,630  Sole           711,700   115,930
WSFS Financial               Com    929328102     9,499,057    243,566  Sole           112,100   131,466

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